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                     [Letterhead of PL&A/Diane N. Ledger]


May 3, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pacific Select Exec Separate Account of Pacific Life & Annuity Company File No. 333-80825

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life & Annuity Company ("PL&A") and the Pacific Select Exec Separate Account ("Separate Account") that the form of prospectus for Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account's Post-Effective Amendment No. 6 on Form S-6 which was filed electronically with the Commission on May 1, 2001.

Very truly yours,

/s/ DIANE N. LEDGER

Diane N. Ledger